Leases (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance
Additions right-of-use assets	1,111
Depreciation charge for the period	(318)
Right-of-use assets, ending balance	793
Properties [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance
Additions right-of-use assets	650
Depreciation charge for the period	(292)
Right-of-use assets, ending balance	358
Vehicles [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance
Additions right-of-use assets	267
Depreciation charge for the period	(19)
Right-of-use assets, ending balance	248
Land [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance
Additions right-of-use assets	194
Depreciation charge for the period	(7)
Right-of-use assets, ending balance	€ 187